DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS

7)	DERIVATIVE FINANCIAL INSTRUMENTS

Bradesco carries out transactions with derivative financial instruments, which are recognized in the consolidated statements of financial position, to meet its own needs in managing its global exposure.

These operations involve a range of derivatives, such as interest rate and currency swaps, futures, options, forward contracts and credit derivative instruments.

Bradesco’s risk management policy is based on the utilization of derivative financial instruments mainly to mitigate the risks from operations carried out by the Bank and its subsidiaries.

Derivative financial instruments are measured at fair value and classified in the fair value through profit or loss (FVTPL) category.

Fair value is generally determined based on quoted market prices or quotations for assets or liabilities with similar characteristics. When such quotations are not available, fair value is estimated on information from market operators, pricing models, discounted cash flow, or similar techniques. In these cases, determining fair value may require significant judgment or estimation by Management.

The fair value of swaps is determined using discounted cash flow modeling techniques, utilizing yield curves that reflect appropriate risk factors. These curves are applied to the pricing of currency swaps, interest rate swaps, and swaps with other risk factors. The information used to construct yield curves is obtained primarily from B3 and the domestic and international secondary markets.

The fair value of futures and forward contracts is determined based on market price quotations for exchange-traded derivatives or using methodologies similar to those used in pricing swaps.

The fair value of options is determined based on mathematical models, such as Black & Scholes, using yield curves, implied volatilities and the fair value of the underlying assets.

The fair value of credit derivative instruments is determined based on market price quotations or obtained from specialized entities. Current market prices are used to calculate volatility.

To estimate the fair value of over-the-counter derivatives, the credit quality of each counterparty is also taken into account, thus associating an expected credit losses for each derivative portfolio (Credit valuation adjustment).

The derivative financial instruments held by Bradesco in Brazil primarily consist of swaps, options and futures, and are registered with B3. Derivatives held abroad refer to swaps, forwards, options, credit derivative instruments and futures transactions carried out, substantially, on the Chicago and New York Stock Exchanges, as well as on the over-the-counter market.

Macro strategies are defined for the Trading (proprietary) and Banking portfolios. Trading Portfolio transactions, including derivatives, seek gains from directional movements in prices and/or rates, arbitrage, hedge and market-maker strategies that may be fully or partially settled before the originally stipulated maturity date. The Banking Portfolio focuses on commercial transactions and their hedges.

Portfolio risk is controlled using information consolidated by risk factor; effective portfolio risk management requires joint use of derivatives with other instruments, including stocks and bonds.

	R$ thousands
	On December 31, 2025		On December 31, 2024
	Notional value	Fair Value	Notional value	Fair Value
Futures contracts
Purchase commitments:	232,864,244	(450,905)	211,703,083	313,498
- Interbank market	150,634,305	17,542	178,029,255	133,681
- Foreign currency	54,344,313	(471,042)	22,985,640	140,203
- Other	27,885,626	2,595	10,688,188	39,614
Sale commitments:	165,612,193	523,762	161,641,895	(174,595)
- Interbank market (1)	111,724,128	(21,535)	95,605,090	(107,908)
- Foreign currency (2)	30,741,161	530,151	48,246,297	(29,358)
- Other	23,146,904	15,146	17,790,508	(37,329)

Option contracts
Purchase commitments:	783,864,910	1,828,145	685,622,189	1,178,745
- Interbank market	718,584,779	106,261	528,190,365	504,563
- Foreign currency	9,616,237	1,121,228	3,949,723	113,072
- Other	55,663,894	600,656	153,482,101	561,110
Sale commitments:	790,685,040	(2,645,067)	672,980,325	(1,656,652)
- Interbank market	721,019,609	(113,341)	513,818,125	(440,226)
- Foreign currency	15,908,308	(947,331)	6,870,683	(400,855)
- Other	53,757,123	(1,584,395)	152,291,517	(815,571)

Forward contracts
Purchase commitments:	76,859,205	(200,542)	64,273,935	2,528,685
- Foreign currency	64,714,131	(1,459,502)	62,442,929	2,569,853
- Other	12,145,074	1,258,960	1,831,006	(41,168)
Sale commitments:	53,889,171	456,033	47,310,325	(1,117,059)
- Foreign currency (2)	45,530,533	520,221	46,463,548	(1,522,017)
- Other	8,358,638	(64,188)	846,777	404,958

Swap contracts
Assets (long position):	928,071,044	9,550,875	1,080,360,424	13,634,425
- Interbank market	75,975,089	4,695,032	57,567,711	4,561,085
- Fixed rate	315,081,578	454,827	692,873,598	379,570
- Foreign currency	521,032,423	2,485,099	319,020,245	7,472,073
- IGPM (General Index of market pricing)	31,221	29,994	41,362	41,865
- Other	15,950,733	1,885,923	10,857,508	1,179,832

	R$ thousands
	On December 31, 2025		On December 31, 2024
	Notional value	Fair Value	Notional value	Fair Value
Liabilities (short position):	873,497,122	(6,480,535)	934,060,342	(10,973,770)
- Interbank market	32,343,513	(1,378,695)	246,185,275	(2,408,270)
- Fixed rate	470,848,308	(725,508)	477,454,859	(314,670)
- Foreign currency	355,159,513	(2,649,262)	202,546,445	(7,527,737)
- IGPM (General Index of market pricing)	103,000	(116,300)	103,000	(158,893)
- Other	15,042,788	(1,610,770)	7,770,763	(564,200)
Total	3,905,342,929	2,581,766	3,857,952,518	3,733,277

Derivatives include operations maturing in D+1 (day after reporting date).

(1)	Includes: (i) accounting cash flow hedges to protect DI-indexed funding totaling R$100,113,669 thousand (R$59,956,404 thousand on December 31, 2024); and (ii) accounting cash flow hedges to protect DI-indexed (Interbank Deposit Rate) investments totaling R$6,034,612 thousand (R$24,468,458 thousand on December 31, 2024); and

(2)	Includes specific hedges to protect assets and liabilities, arising from foreign investments. Investments abroad total R$10,625,523 thousand (R$42,019,674 thousand on December 31, 2024).

Swaps include contracts of interest rates, foreign currency and cross currency and interest rates in which payments of interest or the principal or in one or two different currencies are exchanged for a contractual period. The risks of swap contracts refer to the potential inability or unwillingness of the counterparties to comply with the contractual terms and the risk associated with changes in market conditions due to changes in the interest rates and the currency exchange rates.

The interest rate and currency futures and the forward contracts of interest rates call for subsequent delivery of an instrument at a specific price or specific profitability. The reference values constitute a nominal value of the respective instrument whose variations in price are settled daily. The credit risk associated with futures contracts is minimized due to these daily settlements. Futures contracts are also subject to risk of changes in interest rates or in the value of the respective instruments.

Credit Default Swap – CDS

In general, these represent a bilateral contract in which one of the counterparties buys protection against a credit risk of a particular financial instrument (it’s risk is transferred). The counterparty that sells the protection receives a remuneration that is usually paid linearly over the life of the operation.

In the event of a default, the counterparty who purchased the protection will receive a payment, the purpose of which is to compensate for the loss of value in the financial instrument. In this case, the counterparty that sells the protection normally will receive the underlying asset in exchange for said payment.

	R$ thousands
	On December 31, 2025 (1)	On December 31, 2024
Risk received in credit swaps - Notional	1,840,305	1,954,290
- Debt securities issued by companies	1,195,369	783,357
- Brazilian government bonds	644,936	714,560
- Foreign government bonds	-	456,373
Risk transferred in credit swaps - Notional	(137,560)	(1,120,806)
- Companies bonds	(137,560)	(154,807)
- Brazilian government bonds	-	(705,922)
- Foreign government bonds	-	(260,077)
(1)	The adjustment to the fair value of credit swaps for risk received is R$(233,593) thousand and for risk transferred R$(54,998) thousand.

The contracts related to credit derivative transactions described above are due in 2032. There were no credit events, as defined in the agreements, during the period.

Hedge Accounting

Hedge accounting is a practice that uses derivative financial instruments with the objective of reducing or eliminating the accounting mismatches that exist in a hedging relationship between a hedging instrument and a hedged item. In other words, this methodology seeks to offset, in whole or in part, the risks arising from exposures to specific factors that may affect the Organization’s statements of income or other comprehensive income.

The hedge effectiveness may be impacted primarily when, during the hedging relationship period, changes occur in the market risk environment or in the counterparty’s credit risk.

As of December 31, 2025, Bradesco maintained hedge positions, composed of:

Cash Flow Hedges

The financial instruments classified in this category, aim to reduce exposure to future changes in interest and foreign exchange rates. The effective portion of the changes in fair value of these instruments, is recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to the income statement in two situations: (i) in case of ineffectiveness of the hedge; or (ii) when the hedged item is settled. The ineffective portion of the respective hedge is recognized directly in the statement of income.

With respect to the DI floating interest rate risk, the hedge accounting strategies designated for the instruments classified in this category make use of DI Futures contracts traded on B3, swaps, and Fed Funds. The maturity terms extend through 2032, converting the cash flows into fixed rates. The effectiveness measured in the hedge portfolio complies with the applicable regulatory requirements.

Strategy	R$ thousands
	Object	Instrument
	Hedge object (carrying amount)	Hedge instrument (nominal value)	Fair value adjustment in shareholder's equity * (effective portion)	Fair value adjustments in shareholders' equity (net of tax effects)
On December 31, 2025
Asset
Interest receipts from investments in securities	11,034,575	10,625,523	(39,611)	(21,786)
Liabilities
Funding Hedge - interest payments	102,370,447	100,113,669	(238,820)	(131,650)

On December 31, 2024
Asset
Interest receipts from investments in securities	24,913,057	24,468,458	(147,831)	(81,307)
Liabilities
Funding Hedge - interest payments	61,308,525	59,956,404	258,194	142,045
*	Gross tax effects.

Changes in the value of the hedged item used as a basis for recognizing hedge ineffectiveness for the period are reflected in the fair value of the instrument through an effectiveness test.

In December 2021, Bradesco terminated some hedge accounting instruments to protect cash flows. The fair value changes of these hedging instruments, recorded in accumulated OCI, is appropriated to statement of income, according to the result of the hedged item. In the year ended December 31, 2025, the amount of R$9,979 thousand was reclassified to the statement of income, net of tax effects. The accumulated balance in OCI as of December 31, 2025 is R$5,468 thousand, this amount will be appropriated to statement of income until the year 2027.

There were no other reclassifications to the statement of income of amounts recorded in other comprehensive income for the year ended December 31, 2025.

The ineffective portion is recognized directly in statement of income. During the year ended December 31, 2025, there was no ineffectiveness.

Fair value hedge

The financial instruments classified in this category are intended to offset the risks arising from exposure to changes in the fair value of the hedged item. The effective portion of the gains or losses on the instrument is measured by variation of adjustment to the fair value of the instruments and is recognized in statement of income, net of tax effects.

With respect to fixed-rate funding risk, the hedge accounting strategies designated for the instruments classified in this category make use of DI Futures contracts, with maturities extending through 2032. The hedge effectiveness measured in the portfolio is in compliance with the applicable regulatory requirements.

Strategy	R$ thousands
	Instrument		Object
	Hedge instrument (fair value)	Fair value adjustment	Hedge object (carrying amount)	Fair value adjustment in statement of income * (effective portion)	Fair value adjustments in statement of income (net of tax effects)
Asset
Financial bill hedge	79,938	(1,405)	79,857	1,489	819
Total on December 31, 2025	79,938	(1,405)	79,857	1,489	819
*	Gross tax effects.

The ineffectiveness portion is recognized directly in statement of income. During the year ended December 31, 2025, there was no ineffectiveness.

Hedge of investments abroad

The financial instruments classified in this category, have the objective of reducing the exposure to foreign exchange variation of investments abroad, whose functional currency is different from the Brazilian real, which impacts the net income of the Organization. The effective portion of the valuations or devaluations of these instruments, is evaluated using the variation comparison methodology exchange rate of the object and hedging instrument, being recognized in a separate account of shareholders' equity, net of tax effects and is only transferred to the statement of income in two situations: (i) hedge ineffectiveness; or (ii) in the disposal or partial sale of the foreign operation.

With respect to foreign currency risk, for which the functional currency differs from the Brazilian real, the hedge accounting strategies designated for the instruments classified in this category make use of Forward contracts and U.S. Dollar Futures contracts, with the hedged item being the foreign investment referenced in MXN (Mexican Peso) and USD (U.S. Dollar).

The hedge effectiveness measured in the portfolio complies with the applicable regulatory requirements.

Strategy	R$ thousands
	Object	Instrument
	Hedge object (carrying amount)	Hedge instrument (nominal value)	Fair value adjustments in shareholders' equity * (effective portion)	Fair value adjustments in shareholders' equity (net of tax effects)
Asset
Currency exchange rate hedge for investment abroad	5,177,416	5,876,575	(1,207,436)	(633,209)
Total on December 31, 2025	5,177,416	5,876,575	(1,207,436)	(633,209)
Currency exchange rate hedge for investment abroad	5,166,624	5,603,750	(1,536,225)	(805,635)
Total on December 31, 2024	5,166,624	5,603,750	(1,536,225)	(805,635)
*	Gross tax effects.

Changes in the value of the hedged item used as a basis for recognizing hedge ineffectiveness for the period are reflected in the fair value of the instrument through an effectiveness test.

The ineffective portion of the respective hedge is recognized directly in statement of income.

Unobservable gains on initial recognition

When the valuation depends on unobservable data any initial gain or loss on financial instruments is deferred over the life of the contract or until the instrument is redeemed, transferred, sold or the fair value becomes observable. All derivatives which are part of the hedge relationships are valued on the basis of observable market data.

The nominal values do not reflect the actual risk assumed by the Organization, since the net position of these financial instruments arises from compensation and/or combination thereof. The net position is used by the Organization particularly to protect interest rates, the price of the underlying assets or exchange risk. The result of these financial instruments is recognized in “Net gains/(losses) on financial assets and liabilities measured at fair value through profit or loss”, in the consolidated statement of income.

Offsetting of financial assets and liabilities

A financial asset and a financial liability are offset and their net value presented in the consolidated statements of financial position when, and only when, there is a legally enforceable right to offset the amounts recognized and the Organization intends to settle them on a net basis, or to realize the asset and settle the liability simultaneously. The right of offset is exercised upon the occurrence of certain events, such as the default of bank loans or other credit events. Given the non-occurrence of these events, as of December 31, 2025 and December 31, 2024, Bradesco did not offset any financial assets and financial liabilities in its consolidated statements of financial position.

The table below presents financial assets and liabilities subject to net settlement:

	R$ thousands
	On December 31, 2025			On December 31, 2024
	Gross amount	Related amount offset in the consolidated statements	Net amount	Gross amount	Related amount offset in the consolidated statements	Net amount
Financial assets
Interbank investments	218,329,819	-	218,329,819	178,260,906	-	178,260,906
Derivative financial instruments	20,850,095	-	20,850,095	19,834,985	-	19,834,985

Financial liabilities
Securities sold under agreements to repurchase	160,636,183	-	160,636,183	165,916,852	-	165,916,852
Derivative financial instruments	18,268,330	-	18,268,330	16,240,611	-	16,240,611